Cover	Sep. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2022
Entity File Number	333-264308
Entity Registrant Name	MEDIES
Entity Central Index Key	0001918694
Entity Tax Identification Number	98-1651594
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	2100 Geng Road
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	(650)
Local Phone Number	719-3983
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false